Earnings per share (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Earnings Per Share

$ millions, except per share amounts, for the year ended October 31	2024	2023 (1)
Basic EPS
Net income attributable to equity shareholders	$7,115	$5,001
Less: Preferred share dividends and distributions on other equity instruments	263	267
Net income attributable to common shareholders	6,852	4,734
Weighted-average common shares outstanding (thousands)	939,352	915,631
Basic EPS	$7.29	$5.17
Diluted EPS
Net income attributable to common shareholders	$6,852	$4,734
Weighted-average common shares outstanding (thousands)	939,352	915,631
Add: Stock options potentially exercisable (2) (thousands)	2,360	431
Add: Equity-settled consideration (thousands)	–	161
Weighted-average diluted common shares outstanding (thousands)	941,712	916,223
Diluted EPS	$7.28	$5.17

(1)	Certain prior year information has been restated to reflect the adoption of IFRS 17. See Note 1 to the consolidated financial statements for additional details.
(2)
Excludes average options outstanding of 2,551,540 (2023: 6,558,969) with a weighted-average exercise price of $70.05 (2023: $63.39) for the year ended October 31,
2024
, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.